SHARE-BASED COMPENSATION (DETAILS 3) (USD $)	0 Months Ended							12 Months Ended
	Oct. 23, 2012	Sep. 01, 2012	Dec. 16, 2010	Jul. 12, 2010	Aug. 20, 2009	Jul. 20, 2009	Feb. 02, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share options available
Options, beginning balance								7,417,416	5,576,880	8,676,880	10,576,880
Share options granted	(400,000)	(500,000)	(2,750,000)	(2,500,000)	(2,500,000)	(700,000)	(200,000)	(900,000)		(5,250,000)	(3,400,000)
Share options cancelled/forfeited								2,300,000	1,840,536	2,150,000	1,500,000
Options, ending balance								8,817,416	7,417,416	5,576,880	8,676,880
Share options Outstanding
Options, beginning balance								40,482,739	43,300,857	43,800,000	41,900,000
Share options granted	400,000	500,000	2,750,000	2,500,000	2,500,000	700,000	200,000	900,000		5,250,000	3,400,000
Share options cancelled/forfeited								(2,300,000)	(1,840,536)	(2,150,000)	(1,500,000)
Share options exercised									(977,582)	(3,599,143)
Options, ending balance								39,082,739	40,482,739	43,300,857	43,800,000
USD
Weighted Average Exercise Price (US$)
Weighted average exercise price, beginning balance								0.15	0.15	0.13	0.12
Share options granted								0.03		0.27	0.32
Share options cancelled/forfeited								0.14	0.18	0.14	0.11
Share options exercised									0.09	0.11
Weighted average exercise price, ending balance								0.02	0.15	0.15	0.13
Share-based payment award, options, additional disclosures
Weighted-average grant date fair value of options granted								0.01		0.13